Earnings Per Share - Additional information (Detail) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class of Warrant or Right [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Accelerated Share Repurchase Agreements	140,727	339,104
Incremental Common Shares Attributable to Participating Nonvested Shares with Non-forfeitable Dividend Rights	1,159,549	3,386,259
Class E Warrant [Member]
Class of Warrant or Right [Line Items]
Incremental common shares attributable to warrants	4,199,999	7,599,999
Class A, B, C and D warrants [Member]
Class of Warrant or Right [Line Items]
Weighted Average Number Of Common Shares Issuable Upon The Exercise Of Warrants	2,310,268	2,310,268